Cover	Mar. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40967
Entity Registrant Name	Arbor Rapha Capital Bioholdings Corp. I
Entity Central Index Key	0001855886
Entity Tax Identification Number	82-2427174
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 Earle Ovington Blvd. Suite 900
Entity Address, City or Town	Uniondale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11553
City Area Code	516
Local Phone Number	506-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false